ACQUISITION - Schedule of Business Acquisition Pro Forma Information (Details) (USD $)			3 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 CyberFone Systems	Jun. 30, 2012 CyberFone Systems
Intangible assets			$ 1,135,512
Goodwill	2,144,488		2,144,488
Net purchase price			3,280,000
Pro forma revenues			6,050,000	7,424,979
Pro forma loss from operations			(635,220)	(1,303,724)
Pro forma net loss			$ (569,431)	$ (1,422,158)
Pro forma loss per share			$ (0.13)	$ (0.37)
Pro forma diluted loss per share			$ (0.13)	$ (0.37)